UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

333rd Quarterly Report

June 30, 2013

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund returned -1.5% during the second quarter of 2013 compared to a return of 2.9% for the unmanaged Standard and Poor’s 500 Index and -2.5% for the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index. For the first six months of the year, CGM Mutual Fund returned 8.6%, the unmanaged Standard and Poor’s 500 Index, 13.8% and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, -2.6%.

Much like the first three months of the year, the second quarter served up a mixture of good and bad economic news. On April 3, the Institute of Supply Management (ISM) announced its non-manufacturing index fell to 54.4, a seven month low. Higher taxes and federal budget cuts were purported to blame for the slowdown. Two days later on the first Friday of the month, the Labor Department released disappointing March employment numbers: Employers added only 88,000 new jobs, fewer than any month in the past year (though the number was later revised up to 142,000). The unemployment rate dropped to 7.6%, but only because an estimated almost half million people left the workforce in March. On a more encouraging note, housing starts in March rose 7.0% to an annual rate of 1,036,000 (later revised to 1,005,000) and new home sales climbed 1.5% (revised to 1.3%) to 417,000 annualized (revised to 451,000), the second highest jump in three years. Despite the mixed signals, the U.S. equity market, as measured by the S&P 500 Index, rose a modest 1.9% in April.

In May, news on the economy was decidedly better though not across the board. The Conference Board’s Consumer Confidence Index jumped from 68.1 in April (later revised to 69) to 74.3 in May, a five year high. Employment numbers for April were better than expected with 165,000 new jobs added (later revised to 199,000), driving the unemployment rate down to 7.5%, a four year low. Additionally, February and March employment numbers were revised upwards by 150,000 combined.

June headlines included new car sales, which soared to 1.4 million in May (15.3 million annualized), up 8% from May 2012 according to Autodata Corp. The June “first Friday” employment numbers (for May) were higher than expected, coming in at 175,000 positions added (revised up to 195,000), but not so high as to convince the Federal Reserve Board to discontinue its policy of “quantitative easing.” The Standard and Poor’s Case-Shiller Index released in June revealed that existing home prices skyrocketed by 12.1% from April 2012 to April 2013. Important to note was the fact that home prices increased in every one of the twenty metropolitan areas surveyed. The bad news came again from the ISM, which reported a drop in its manufacturing index from 50.7 in April to 49 in May (a reading below 50 indicates contraction in the manufacturing sector). Culprits most likely were cuts in government spending, a downturn in Europe and some slowing in the Chinese economy, but the U.S. equity market was largely unfazed. The Consumer Confidence Index jumped nearly ten points to 84.1 in June.

Longer term interest rates began to move in May with the ten-year Treasury bond trading to yield 1.63% on May 3 and rising to 2.13% on May 31. The Fed met in mid-June and voted to continue its bond buying program, but suggested it might decrease the volume of monthly purchases later in the year as the recovery grows stronger. The bond market reacted quickly with the ten-year Treasury yield jumping to 2.61% on June 25, up almost a full percent since early May. Adding to the jitters were credit problems in China, which sent the short-term interest rate for overnight funds in Shanghai from 6% to 13% in June. The U.S. equity market reacted quickly, and the S&P 500 Index fell from 1,652 on June 18 to 1,573 on June 24 before recovering somewhat to 1,606 at the end of the quarter. In our view, the new Fed policy is constructive and we believe a stronger economy will help drive corporate profits higher, which should support a stronger equity market later in the year.

CGM Mutual Fund was 26.5% invested in short-term government securities at quarter end. The three major industries in the equity portion of the portfolio were money center banks, housing and building materials and vehicle assembly. The three largest equity positions were Morgan Stanley, Citigroup Inc. and Ford Motor Company.

Robert L. Kemp President

July 1, 2013

1

CGM MUTUAL FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2013

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+133.0%	+ 8.8%
5 Years	– 2.9	– 0.6
1 Year	+ 18.1	+18.1
3 Months	– 1.5	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the Fund’s cumulative total return and the average annual total return for the ten year period would have been lower.

2

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2013

(unaudited)

COMMON STOCKS

Industry	Percent of Net Assets
Banks – Money Center	23.9%
Housing and Building Materials	16.0
Vehicle Assembly	6.1
Auto and Related	5.5
Home Products	5.3
Retail	4.7
Airlines	4.3
Electronic Components	3.7
Miscellaneous	1.5
Oil Service	0.8
Insurance	0.6
Leisure	0.6

BONDS

Industry	Percent of Net Assets
United States Treasury	26.5

SCHEDULE OF INVESTMENTS as of June 30, 2013

(unaudited)

COMMON STOCKS — 73.0% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines — 4.3%
Delta Air Lines, Inc.	850,000	$ 15,903,500
United Continental Holdings, Inc. (b)	110,000	3,441,900
		19,345,400
Auto and Related — 5.5%
Hertz Global Holdings, Inc. (b)	1,015,000	25,172,000

Banks - Money Center — 23.9%
Bank of America Corporation	600,000	7,716,000
Citigroup Inc.	795,000	38,136,150
Morgan Stanley	1,670,000	40,798,100
The Goldman Sachs Group, Inc.	145,000	21,931,250
		108,581,500
Electronic Components — 3.7%
Micron Technology, Inc. (b)	1,180,000	16,909,400

Home Products — 5.3%
Whirlpool Corporation	210,000	24,015,600

See accompanying notes to financial statements.

3

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2013 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Housing and Building Materials — 16.0%
D.R. Horton, Inc.	1,150,000	$ 24,472,000
Lennar Corporation	660,000	23,786,400
PulteGroup, Inc. (b)	1,300,000	24,661,000
		72,919,400
Insurance — 0.6%
Prudential Financial, Inc.	35,000	2,556,050

Leisure — 0.6%
Polaris Industries Inc.	30,000	2,850,000

Miscellaneous — 1.5%
Magna International Inc.	95,000	6,765,900

Oil Service — 0.8%
FMC Technologies, Inc. (b)	65,000	3,619,200

Retail — 4.7%
Dollar Tree, Inc. (b)	125,000	6,355,000
The Gap, Inc.	360,000	15,022,800
		21,377,800
Vehicle Assembly — 6.1%
Ford Motor Company	1,800,000	27,846,000
TOTAL COMMON STOCKS (Identified cost $301,796,186)		331,958,250

BONDS — 26.5% OF TOTAL NET ASSETS

	Face Amount
United States Treasury — 26.5%
United States Treasury Notes, 0.250%, 05/31/2014	$ 3,500,000	3,502,051
United States Treasury Notes, 0.250%, 10/31/2014	45,000,000	45,017,595
United States Treasury Notes, 0.250%, 11/30/2014	44,500,000	44,510,413
United States Treasury Notes, 0.250%, 03/31/2015	27,500,000	27,469,915
TOTAL BONDS (Identified cost $120,497,290)		120,499,974

SHORT-TERM INVESTMENT — 0.4% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/28/2013 at 0.01% to be repurchased at $1,660,000 on 07/01/2013 collateralized by $1,720,000 US Treasury Note, 2.00% due 02/15/2022
valued at $1,694,200 including interest (Cost $1,660,000)	1,660,000	1,660,000
TOTAL INVESTMENTS — 99.9% (Identified cost $423,953,476)		454,118,224
Cash and receivables		13,565,972
Liabilities		(13,179,761)
TOTAL NET ASSETS — 100.0%		$454,504,435

(a)

See Note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013

(unaudited)

Assets

Investments at value (Identified cost $423,953,476)		$ 454,118,224
Cash		3,988
Receivable for:
Securities sold	$13,429,939
Shares of the Fund sold	7,931
Dividends and interest	124,114	13,561,984
Total assets		467,684,196
Liabilities
Payable for:
Securities purchased	12,046,354
Shares of the Fund redeemed	656,222	12,702,576
Accrued expenses:
Management fees	345,867
Trustees’ fees	17,027
Accounting, administration and compliance expenses	18,054
Transfer agent fees	65,162
Other expenses	31,075	477,185
Total liabilities		13,179,761
Net Assets		$ 454,504,435
Net assets consist of:
Capital paid-in		$ 416,110,657
Undistributed net investment loss		(552,670)
Accumulated net realized gains on investments		8,781,700
Net unrealized appreciation on investments		30,164,748
Net Assets		$ 454,504,435
Shares of beneficial interest outstanding, no par value		14,721,085
Net asset value per share*		$30.87

*

Shares of the Fund are sold and redeemed at net asset value ($454,504,435 ÷ 14,721,085).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013

(unaudited)

Investment Income

Income:
Dividends	$ 1,881,885
Interest	147,270
2,029,155
Expenses:
Management fees	2,091,957
Trustees’ fees	35,271
Accounting, administration and compliance expenses	113,008
Custodian fees and expenses	45,937
Transfer agent fees	200,891
Audit and tax services	22,060
Legal	24,190
Printing	31,668
Registration fees	14,434
Miscellaneous expenses	2,409
2,581,825
Net investment loss	(552,670)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	36,295,298
Net unrealized appreciation	2,415,607
Net realized and unrealized gains on investments	38,710,905
Change in Net Assets from Operations	$38,158,235

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012

From Operations
Net investment income (loss)	$ (552,670)	$ 1,554,572
Net realized gains on investments	36,295,298	49,115,642
Net unrealized appreciation on investments	2,415,607	19,091,591
Change in net assets from operations	38,158,235	69,761,805

From Distributions to Shareholders
Net investment income	—	(1,555,339)

From Capital Share Transactions
Proceeds from sale of shares	2,464,503	5,048,348
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	—	1,378,537
	2,464,503	6,426,885
Cost of shares redeemed	(26,797,007)	(67,985,521)
Change in net assets derived from capital share transactions	(24,332,504)	(61,558,636)
Total change in net assets	13,825,731	6,647,830

Net Assets
Beginning of period	440,678,704	434,030,874
End of period (including undistributed net investment loss of $(552,670) and $0 at June 30, 2013 and December 31, 2012, respectively)	$454,504,435	$440,678,704

Number of Shares of the Fund:
Issued from sale of shares	80,071	185,162
Issued in connection with reinvestment of:
Dividends from net investment income	—	48,827
	80,071	233,989
Redeemed	(865,359)	(2,501,672)
Net change	(785,288)	(2,267,683)

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013		For the Year Ended December 31,
	(unaudited)		2012	2011	2010	2009	2008

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$28.42		$24.42	$29.46	$25.64	$22.56	$31.80
Net investment income (loss) (a)	(0.04)		0.09	0.05	0.25	0.45	0.31
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.49		4.01	(5.04)	3.82	3.08	(9.25)
Total from investment operations	2.45		4.10	(4.99)	4.07	3.53	(8.94)

Dividends from net investment income	—		(0.10)	(0.05)	(0.25)	(0.45)	(0.30)

Net increase (decrease) in net asset value	2.45		4.00	(5.04)	3.82	3.08	(9.24)
Net asset value at end of period	$30.87		$28.42	$24.42	$29.46	$25.64	$22.56

Total return (%)	8.6		16.8	(16.9)	16.0	15.9	(28.2)

Ratios:
Operating expenses to average net assets (%)	1.11	*	1.12	1.09	1.08	1.09	1.05
Net investment income (loss) to average net assets (%)	(0.24)	*	0.35	0.17	0.96	1.97	1.07
Portfolio turnover (%)	407	*	325	404	342	417	466
Net assets at end of period (in thousands) ($)	454,504		440,679	434,031	593,391	549,253	489,887

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

*    Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2013

(unaudited)

1.

Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2013 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$331,958,250	$ —	$ —

Debt Securities
United States Treasury Notes	—	120,499,974	—
Repurchase Agreement	—	1,660,000	—
Total	$331,958,250	$122,159,974	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$11,152,834	$ —	$27,793,615

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2013 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$426,324,609	$38,780,532	$(10,986,917)	$27,793,615

For the year ended December 31, 2012, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$47,583,554	$ —	$ 2,685,227	2016
	—	—	24,782,962	2017
Total	$47,583,554	$ —	$27,468,189

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2012 and 2011 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2012	$1,555,339	$ —	$1,555,339
2011	$ 891,487	$ —	$ 891,487

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. government or agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2013, the Fund had investments in repurchase agreements with a gross value of $1,660,000 on the Statement of Assets and Liabilities, which was not offset. The value of the related collateral consisting of cash and/or securities of $1,694,200 exceeded the value of the repurchase agreements at June 30, 2013 by $34,200.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2013, purchases and sales of securities other than United States government obligations and short-term investments aggregated $890,960,507 and $916,731,739, respectively. For long-term government obligations, there were $36,008,887 of purchases and $21,022,539 of sales.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2013, the Fund incurred management fees of $2,091,957, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $113,008 for the period ended June 30, 2013, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $89,625 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2013, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.

Recent accounting pronouncement — On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. This final standard modifies the criteria used in defining an investment company under GAAP. It also sets forth certain measurement and disclosure requirements. The requirements of the FASB’s final standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosure, if any.

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2013 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2013, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the weak performance for the three-year and five-year periods ended December 31, 2012. However, the Board noted the strong performance of the Fund for the one-year and ten-year periods ended December 31, 2012 and that for those time periods the Fund (a) ranked in the first percentile of the Lipper Balanced Fund Universe, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including seeking to take advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and other client accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2012 and the relatively small size of the Fund, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Lipper peer group, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and CGM’s focus on best execution.

16

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 to June 30, 2013.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During Period* 01/01/13 – 06/30/13
Actual	$1,000.00	$1,086.20	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*

Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR213

Printed in U.S.A.

CGM

Realty Fund

77th Quarterly Report

June 30, 2013

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund returned -5.3% during the second quarter of 2013 compared to a return of 2.9% for the unmanaged Standard and Poor’s 500 Index and -1.6% for the FTSE NAREIT Equity REITs Index. For the first six months of the year, CGM Realty Fund returned 1.0%, the unmanaged Standard and Poor’s 500 Index grew 13.8% and the FTSE NAREIT Equity REITs Index returned 6.5%.

Much like the first three months of the year, the second quarter served up a mixture of good and bad economic news. On April 3, the Institute of Supply Management (ISM) announced its non-manufacturing index fell to 54.4, a seven month low. Higher taxes and federal budget cuts were purported to blame for the slowdown. Two days later on the first Friday of the month, the Labor Department released disappointing March employment numbers: Employers added only 88,000 new jobs, fewer than any month in the past year (though the number was later revised up to 142,000). The unemployment rate dropped to 7.6%, but only because an estimated almost half million people left the workforce in March. On a more encouraging note, housing starts in March rose 7.0% to an annual rate of 1,036,000 (later revised to 1,005,000) and new home sales climbed 1.5% (revised to 1.3%) to 417,000 annualized (revised to 451,000), the second highest jump in three years. Despite the mixed signals, the U.S. equity market, as measured by the S&P 500 Index, rose a modest 1.9% in April.

In May, news on the economy was decidedly better though not across the board. The Conference Board’s Consumer Confidence Index jumped from 68.1 in April (later revised to 69) to 74.3 in May, a five year high. Employment numbers for April were better than expected with 165,000 new jobs added (later revised to 199,000), driving the unemployment rate down to 7.5%, a four year low. Additionally, February and March employment numbers were revised upwards by 150,000 combined.

June headlines included new car sales, which soared to 1.4 million in May (15.3 million annualized), up 8% from May 2012 according to Autodata Corp. The June “first Friday” employment numbers (for May) were higher than expected, coming in at 175,000 positions added (revised up to 195,000), but not so high as to convince the Federal Reserve Board to discontinue its policy of “quantitative easing.” The Standard and Poor’s Case-Shiller Index released in June revealed that existing home prices skyrocketed by 12.1% from April 2012 to April 2013. Important to note was the fact that home prices increased in every one of the twenty metropolitan areas surveyed. The bad news came again from the ISM, which reported a drop in its manufacturing index from 50.7 in April to 49 in May (a reading below 50 indicates contraction in the manufacturing sector). Culprits most likely were cuts in government spending, a downturn in Europe and some slowing in the Chinese economy, but the U.S. equity market was largely unfazed. The Consumer Confidence Index jumped nearly ten points to 84.1 in June.

Longer term interest rates began to move in May with the ten-year Treasury bond trading to yield 1.63% on May 3 and rising to 2.13% on May 31. The Fed met in mid-June and voted to continue its bond buying program, but suggested it might decrease the volume of monthly purchases later in the year as the recovery grows stronger. The bond market reacted quickly with the ten-year Treasury yield jumping to 2.61% on June 25, up almost a full percent since early May. Adding to the jitters were credit problems in China, which sent the short-term interest rate for overnight funds in Shanghai from 6% to 13% in June. The U.S. equity market reacted quickly, and the S&P 500 Index fell from 1,652 on June 18 to 1,573 on June 24 before recovering somewhat to 1,606 at the end of the quarter. In our view, the new Fed policy is constructive and we believe a stronger economy will help drive corporate profits higher, which should support a stronger equity market later in the year.

On June 30, 2013, CGM Realty Fund was 57.2% invested in REITs, including 28.7% in lodging and resorts REITs, 11.5% in retail REITs, 7.4% in office and industrial REITs, 6.1% in self storage REITs and 3.5% in a healthcare REIT. The Fund also held significant industry positions in the housing and building materials, home products, real estate services, and smaller holdings in money center banks. The Fund’s three largest holdings were Simon Property Group, Inc. (retail REIT), the Whirlpool Corporation (home products) and RLJ Lodging Trust (lodging and resorts REIT).

Robert L. Kemp President

July 1, 2013

1

CGM REALTY FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2013

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+318.1%	+15.4%
5 Years	+ 0.1	0.0
1 Year	0.0	0.0
3 Months	– 5.3	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

2

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2013

(unaudited)

COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Lodging and Resorts	28.7%
Retail	11.5
Office and Industrial	7.4
Self Storage	6.1
Healthcare	3.5
Other Common Stocks	Percent of Net Assets
Housing and Building Materials	13.1
Home Products	12.9
Real Estate Services	10.9
Banks – Money Center	5.2

SCHEDULE OF INVESTMENTS as of June 30, 2013

(unaudited)

COMMON STOCKS - 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS - 57.2%

	Shares	Value(a)

Healthcare — 3.5%
Ventas, Inc.	630,000	$ 43,759,800

Lodging and Resorts — 28.7%
Ashford Hospitality Trust, Inc.	470,000	5,381,500
Chesapeake Lodging Trust	1,732,900	36,026,991
DiamondRock Hospitality Company	7,190,000	67,010,800
Hersha Hospitality Trust	6,911,000	38,978,040
Host Hotels & Resorts, Inc.	4,070,490	68,669,166
RLJ Lodging Trust	3,814,000	85,776,860
Sunstone Hotel Investors, Inc. (b)	4,965,000	59,977,200
		361,820,557
Office and Industrial — 7.4%
Boston Properties, Inc.	225,000	23,730,750
SL Green Realty Corp.	790,000	69,670,100
		93,400,850
Retail — 11.5%
Simon Property Group, Inc.	635,673	100,385,480
Taubman Centers, Inc.	590,000	44,338,500
		144,723,980

See accompanying notes to financial statements.

3

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2013 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)

Self Storage — 6.1%
Extra Space Storage Inc.	1,468,000	$ 61,553,240
Sovran Self Storage, Inc.	235,800	15,277,482
		76,830,722

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $618,477,169)		720,535,909

OTHER COMMON STOCKS — 42.1%

Banks – Money Center — 5.2%
Citigroup Inc.	1,375,000	65,958,750

Home Products — 12.9%
The Sherwin-Williams Company	405,000	71,523,000
Whirlpool Corporation	790,000	90,344,400
		161,867,400

Housing and Building Materials — 13.1%
D.R. Horton, Inc.	2,390,000	50,859,200
Lennar Corporation	1,800,000	64,872,000
PulteGroup, Inc. (b)	2,600,000	49,322,000
		165,053,200

Real Estate Services — 10.9%
CBRE Group, Inc. (b)	2,950,000	68,912,000
Jones Lang LaSalle Incorporated	745,000	67,899,300
		136,811,300
TOTAL OTHER COMMON STOCKS (Identified cost $541,000,188)		529,690,650
TOTAL COMMON STOCKS (Identified cost $1,159,477,357)		1,250,226,559

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS	Face
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation,	Amount
dated 06/28/2013 at 0.01% to be repurchased at $5,960,000 on 07/01/2013 collateralized by $6,175,000 US Treasury Note, 2.00% due 02/15/2022 valued
at $6,082,375 including interest (Cost $5,960,000)	$5,960,000	5,960,000

TOTAL INVESTMENTS — 99.8% (Identified cost $1,165,437,357)		1,256,186,559
Cash and receivables		74,080,633
Liabilities		(71,712,490)
TOTAL NET ASSETS — 100.0%		$1,258,554,702

(a)

See Note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013

(unaudited)

Assets

Investments at value
(Identified cost $1,165,437,357)		$1,256,186,559
Cash		394
Receivable for:
Securities sold	$70,525,375
Shares of the Fund sold	242,679
Dividends and interest	3,312,185	74,080,239
Total assets		1,330,267,192
Liabilities
Payable for:
Securities purchased	67,106,741
Shares of the Fund redeemed	3,544,265	70,651,006
Accrued expenses:
Management fees	843,144
Trustees’ fees	30,846
Accounting, administration and compliance expenses	42,077
Transfer agent fees	101,959
Other expenses	43,458	1,061,484
Total liabilities		71,712,490
Net Assets		$1,258,554,702
Net assets consist of:
Capital paid-in		$1,138,358,827
Undistributed net investment income		2,881,495
Accumulated net realized gains on investments		26,565,178
Net unrealized appreciation on investments		90,749,202
Net Assets		$1,258,554,702
Shares of beneficial interest outstanding, no par value		42,570,796
Net asset value per share*		$29.56

*

Shares of the Fund are sold and redeemed at net asset value ($1,258,554,702 ÷ 42,570,796).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013

(unaudited)

Investment Income

Income:
Dividends	$ 12,786,017
Interest	380
12,786,397
Expenses:
Management fees	5,485,210
Trustees’ fees	63,141
Accounting, administration and compliance expenses	263,373
Custodian fees and expenses	86,441
Transfer agent fees	273,466
Audit and tax services	22,060
Legal	67,208
Printing	44,626
Registration fees	22,639
Line of credit commitment fee	10,557
Miscellaneous expenses	4,443
6,343,164
Net investment income	6,443,233

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	120,992,350
Net unrealized depreciation	(105,317,489)
Net realized and unrealized gains on investments	15,674,861
Change in Net Assets from Operations	$ 22,118,094

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012

From Operations
Net investment income	$ 6,443,233	$ 15,856,369
Net realized gains on investments	120,992,350	178,266,618
Net unrealized depreciation on investments	(105,317,489)	(38,011,891)
Change in net assets from operations	22,118,094	156,111,096

From Distributions to Shareholders
Net investment income	(5,334,941)	(14,083,166)

From Capital Share Transactions
Proceeds from sale of shares	30,084,697	131,406,914
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	4,214,146	11,054,587
	34,298,843	142,461,501
Cost of shares redeemed	(210,134,967)	(383,562,783)
Change in net assets derived from capital share transactions	(175,836,124)	(241,101,282)
Total change in net assets	(159,052,971)	(99,073,352)

Net Assets
Beginning of period	1,417,607,673	1,516,681,025
End of period (including undistributed net investment income of $2,881,495 and $1,773,203 at June 30, 2013 and December 31, 2012, respectively)	$1,258,554,702	$1,417,607,673

Number of Shares of the Fund:
Issued from sale of shares	972,403	4,525,311
Issued in connection with reinvestment of:
Dividends from net investment income	131,650	376,838
	1,104,053	4,902,149
Redeemed	(6,798,628)	(13,209,084)
Net change	(5,694,575)	(8,306,935)

See accompanying notes to financial statements.

6

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013		For the Year Ended December 31,
	(unaudited)		2012	2011		2010	2009	2008
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$29.37		$26.81	$26.79		$20.88	$16.22	$31.45
Net investment income (a)	0.14		0.30	0.25		0.22	0.61	0.72
Net realized and unrealized gains (losses) on investments	0.17		2.53	0.04	(b)	5.93	4.79	(15.34)
Total from investment operations	0.31		2.83	0.29		6.15	5.40	(14.62)

Dividends from net investment income	(0.12)		(0.27)	(0.27)		(0.24)	(0.62)	(0.61)
Distribution from tax return of capital	—		—	—		—	(0.12)	—
Total distributions	(0.12)		(0.27)	(0.27)		(0.24)	(0.74)	(0.61)

Net increase (decrease) in net asset value	0.19		2.56	0.02		5.91	4.66	(15.23)
Net asset value at end of period	$29.56		$29.37	$26.81		$26.79	$20.88	$16.22

Total return (%)	1.0		10.6	1.0		29.5	34.4	(46.9)

Ratios:
Operating expenses to average net assets (%)	0.91	*	0.89	0.88		0.89	0.93	0.86
Net investment income to average net assets (%)	0.92	*	1.01	0.91		0.93	3.73	2.62
Portfolio turnover (%)	167	*	101	69		133	170	218
Net assets at end of period (in thousands) ($)	1,258,555		1,417,608	1,516,681		1,639,504	1,266,193	1,042,063

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.

*

Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2013

(unaudited)

1.

Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2013 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,250,226,559	$ —	$ —

Debt Securities
Repurchase Agreement	—	5,960,000	—
Total	$1,250,226,559	$5,960,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$2,881,495	$35,830,271	$83,533,872

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2013 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,172,652,687	$141,990,627	$(58,456,755)	$83,533,872

For the year ended December 31, 2012, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$ 40,634,274	$ —	$ —	2016
	137,163,818	—	92,377,410	2017
Total	$177,798,092	$ —	$92,377,410

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also,

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2012 and 2011 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2012	$14,083,166	$ —	$ —	$14,083,166
2011	$15,584,335	$ —	$ —	$15,584,335

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. government or agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2013, the Fund had investments in repurchase agreements with a gross value of $5,960,000 on the Statement of Assets and Liabilities, which was not offset. The value of the related collateral consisting of cash and/or securities of $6,082,375 exceeded the value of the repurchase agreements at June 30, 2013 by $122,375.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2013 purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,147,169,694 and $1,318,283,883, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2013, the Fund incurred management fees of $5,485,210, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $263,373 for the period ended June 30, 2013 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $187,321 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2013, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

6.

Line of credit — The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.105% per annum on the unused portion of the line of credit, payable quarterly through June 11, 2014. There were no borrowings under the line of credit during the period ended June 30, 2013.

7.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

8.

Recent accounting pronouncement — On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. This final standard modifies the criteria used in defining an investment company under GAAP. It also sets forth certain measurement and disclosure requirements. The requirements of the FASB’s final standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosure, if any.

14

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2013 are available without charge, upon request by calling 800-345-4048.The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2013, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the ten-year period ended December 31, 2012 and that during such ten-year period the Fund ranked in the first percentile of the Lipper Real Estate Fund Universe. The Board noted the weak performance of the Fund for the one-year, three-year, and five-year periods ended December 31, 2012. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including seeking to take advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and other client accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

4.

The Board considered whether economies of scale might be realized with growth in the Fund but in light of the fact that the Fund experienced net redemptions in 2012, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was significantly below the median overall expense ratios of mutual funds included in the Lipper peer group. The Board considered that the advisory fee paid by the Fund was somewhat above the median for the mutual funds included in the Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

16

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 to June 30, 2013.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During Period* 01/01/13 – 06/30/13
Actual	$1,000.00	$1,010.20	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.55

*

Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR213

Printed in U.S.A.

CGM

Focus Fund

63rd Quarterly Report

June 30, 2013

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund returned 1.0% during the second quarter of 2013 compared to a return of 2.9% for the unmanaged Standard and Poor’s 500 Index. For the first six months of the year, CGM Focus Fund returned 15.3% and the unmanaged Standard and Poor’s 500 Index, 13.8%.

Much like the first three months of the year, the second quarter served up a mixture of good and bad economic news. On April 3, the Institute of Supply Management (ISM) announced its non-manufacturing index fell to 54.4, a seven month low. Higher taxes and federal budget cuts were purported to blame for the slowdown. Two days later on the first Friday of the month, the Labor Department released disappointing March employment numbers: Employers added only 88,000 new jobs, fewer than any month in the past year (though the number was later revised up to 142,000). The unemployment rate dropped to 7.6%, but only because an estimated almost half million people left the workforce in March. On a more encouraging note, housing starts in March rose 7.0% to an annual rate of 1,036,000 (later revised to 1,005,000) and new home sales climbed 1.5% (revised to 1.3%) to 417,000 annualized (revised to 451,000), the second highest jump in three years. Despite the mixed signals, the U.S. equity market, as measured by the S&P 500 Index, rose a modest 1.9% in April.

In May, news on the economy was decidedly better though not across the board. The Conference Board’s Consumer Confidence Index jumped from 68.1 in April (later revised to 69) to 74.3 in May, a five year high. Employment numbers for April were better than expected with 165,000 new jobs added (later revised to 199,000), driving the unemployment rate down to 7.5%, a four year low. Additionally, February and March employment numbers were revised upwards by 150,000 combined.

June headlines included new car sales, which soared to 1.4 million in May (15.3 million annualized), up 8% from May 2012 according to Autodata Corp. The June “first Friday” employment numbers (for May) were higher than expected, coming in at 175,000 positions added (revised up to 195,000), but not so high as to convince the Federal Reserve Board to discontinue its policy of “quantitative easing.” The Standard and Poor’s Case-Shiller Index released in June revealed that existing home prices skyrocketed by 12.1% from April 2012 to April 2013. Important to note was the fact that home prices increased in every one of the twenty metropolitan areas surveyed. The bad news came again from the ISM, which reported a drop in its manufacturing index from 50.7 in April to 49 in May (a reading below 50 indicates contraction in the manufacturing sector). Culprits most likely were cuts in government spending, a downturn in Europe and some slowing in the Chinese economy, but the U.S. equity market was largely unfazed. The Consumer Confidence Index jumped nearly ten points to 84.1 in June.

Longer term interest rates began to move in May with the ten-year Treasury bond trading to yield 1.63% on May 3 and rising to 2.13% on May 31. The Fed met in mid-June and voted to continue its bond buying program, but suggested it might decrease the volume of monthly purchases later in the year as the recovery grows stronger. The bond market reacted quickly with the ten-year Treasury yield jumping to 2.61% on June 25, up almost a full percent since early May. Adding to the jitters were credit problems in China, which sent the short-term interest rate for overnight funds in Shanghai from 6% to 13% in June. The U.S. equity market reacted quickly, and the S&P 500 Index fell from 1,652 on June 18 to 1,573 on June 24 before recovering somewhat to 1,606 at the end of the quarter. In our view, the new Fed policy is constructive and we believe a stronger economy will help drive corporate profits higher, which should support a stronger equity market later in the year.

On June 30, 2013, CGM Focus Fund held major positions in money center banks, the housing and building materials industry and vehicle assembly stocks. The three largest equity positions were Citigroup Inc., Morgan Stanley and the Lennar Corporation (housing and building materials). At the end of the second quarter, approximately 27% of the CGM Focus Fund portfolio was invested in U.S. Treasury bonds sold short.

Robert L. Kemp President

July 1, 2013

CGM FOCUS FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2013

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+152.6%	+ 9.7%
5 Years	– 44.5	–11.1
1 Year	+ 29.4	+29.4
3 Months	+ 1.0	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2013

(unaudited)

COMMON STOCKS

Industry	Percent of Net Assets
Banks – Money Center	26.1%
Housing and Building Materials	19.1
Vehicle Assembly	9.5
Retail	7.9
Packaging	6.7
Airlines	6.6
Home Products	5.8
Auto and Related	5.5
Miscellaneous	3.7
Leisure	3.7
Business Services	3.5
Beverages and Tobacco	0.7
BONDS
Industry	Percent of Net Assets
United States Treasury Bonds Sold Short	(27.1)

SCHEDULE OF INVESTMENTS as of June 30, 2013

(unaudited)

COMMON STOCKS — 98.8% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines —- 6.6%
Delta Air Lines, Inc	4,220,000	$ 78,956,200
United Continental Holdings, Inc. (b)	620,000	19,399,800
		98,356,000
Auto and Related — 5.5%
Hertz Global Holdings, Inc. (b)(c)	3,250,000	80,600,000

Banks – Money Center — 26.1%
Citigroup Inc. (c)	3,670,000	176,049,900
Morgan Stanley (c)	6,950,000	169,788,500
The Goldman Sachs Group, Inc.	273,000	41,291,250
		387,129,650
Beverages and Tobacco — 0.7%
Lorillard, Inc.	250,000	10,920,000

Business Services — 3.5%
IntercontinentalExchange, Inc. (b)	290,000	51,550,400

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2013 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Home Products — 5.8%
Whirlpool Corporation (c)	755,000	$ 86,341,800

Housing and Building Materials — 19.1%
D.R. Horton, Inc. (c)	3,800,000	80,864,000
Lennar Corporation (c)	3,400,000	122,536,000
PulteGroup, Inc. (b)	4,210,000	79,863,700
		283,263,700
Leisure — 3.7%
Polaris Industries Inc.	570,000	54,150,000

Miscellaneous — 3.7%
Magna International Inc.	760,000	54,127,200

Packaging — 6.7%
Rock-Tenn Company	987,500	98,631,500

Retail — 7.9%
Signet Jewelers Limited	1,120,000	75,521,600
The Gap, Inc.	1,000,000	41,730,000
		117,251,600
Vehicle Assembly — 9.5%
Ford Motor Company	5,900,000	91,273,000
General Motors Company (b)	800,000	26,648,000
Tesla Motors, Inc. (b)	215,000	23,097,450
		141,018,450
TOTAL COMMON STOCKS (Identified cost $1,295,745,306)		1,463,340,300

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing	Face Amount
Corporation, dated 06/28/2013 at 0.01% to be repurchased at $10,480,000 on 07/01/2013 collateralized by $10,855,000 US Treasury Note, 2.00% due 02/15/2022 valued at $10,692,175 including interest (Cost $10,480,000)	$10,480,000	10,480,000
TOTAL INVESTMENTS — 99.5% (Identified cost $1,306,225,306)		1,473,820,300
Cash and receivables		469,814,252
Liabilities		(462,741,654)
TOTAL NET ASSETS — 100.0%		$1,480,892,898

SECURITIES SOLD SHORT — 27.1% OF TOTAL NET ASSETS
	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 233,170,380
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	93,671,900
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	74,712,480
TOTAL SECURITIES SOLD SHORT (Proceeds $434,021,566)		$ 401,554,760

(a)

See Note 2A.

(b)

Non-income producing security.

(c)

A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013

(unaudited)

Assets

Investments at value (Identified cost $1,306,225,306)		$ 1,473,820,300
Cash		120
Deposits with brokers for short sales		427,721,051
Receivable for:
Securities sold	$40,442,495
Shares of the Fund sold	1,650,577
Dividends and interest	9	42,093,081
Total assets		1,943,634,552
Liabilities
Securities sold short at current market value (Proceeds $434,021,566)		401,554,760
Payable for:
Securities purchased	40,919,493
Shares of the Fund redeemed	13,866,506
Interest payable	4,914,524	59,700,523
Accrued expenses:
Management fees	1,199,807
Trustees’ fees	31,256
Accounting, administration and compliance expenses	42,667
Transfer agent fees	154,157
Other expenses	58,484	1,486,371
Total liabilities		462,741,654
Net Assets		$ 1,480,892,898
Net assets consist of:
Capital paid-in		$ 4,168,464,545
Undistributed net investment loss		(7,705,896)
Accumulated net realized losses on investments		(2,879,927,551)
Net unrealized appreciation on investments:
Long positions		167,594,994
Short positions		32,466,806
Net Assets		$ 1,480,892,898
Shares of beneficial interest outstanding, no par value		43,830,337
Net asset value per share*		$33.79

*

Shares of the Fund are sold and redeemed at net asset value ($1,480,892,898 ÷ 43,830,337).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $3,360)	$ 6,800,140
Interest	533
6,800,673
Expenses:
Management fees	7,247,198
Trustees’ fees	63,968
Accounting, administration and compliance expenses	267,065
Custodian fees and expenses	100,401
Transfer agent fees	501,680
Audit and tax services	22,060
Legal	68,901
Printing	84,289
Registration fees	16,855
Line of credit commitment fee	22,122
Interest expense on short sales	6,106,521
Miscellaneous expenses	5,509
14,506,569
Net investment loss	(7,705,896)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments:
Long transactions	136,423,466
Net unrealized appreciation on investments:
Long transactions	46,623,117
Short transactions	41,356,787
87,979,904
Net realized and unrealized gains on investments	224,403,370
Change in Net Assets from Operations	$216,697,474

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012

From Operations
Net investment loss	$ (7,705,896)	$ (6,001,338)
Net realized gains on investments	136,423,466	92,028,607
Net unrealized appreciation on investments	87,979,904	131,289,317
Change in net assets from operations	216,697,474	217,316,586

From Capital Share Transactions
Proceeds from sale of shares	39,465,149	72,771,230
Cost of shares redeemed	(216,865,996)	(566,991,427)
Change in net assets derived from capital share transactions	(177,400,847)	(494,220,197)
Total change in net assets	39,296,627	(276,903,611)

Net Assets
Beginning of period	1,441,596,271	1,718,499,882
End of period (including undistributed net investment loss of $(7,705,896) and $0 at June 30, 2013 and December 31, 2012, respectively)	$1,480,892,898	$1,441,596,271

Number of Shares of the Fund:
Issued from sale of shares	1,192,699	2,642,366
Redeemed	(6,564,350)	(20,430,407)
Net change	(5,371,651)	(17,788,041)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013		For the Year Ended December 31,
	(unaudited)		2012	2011	2010	2009	2008
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$29.30		$25.65	$34.80	$29.75	$26.96	$52.49
Net investment income (loss) (a)(b)	(0.17)		(0.10)	(0.05)	(0.11)	(0.03)	0.20
Net realized and unrealized gains (losses) on investments and foreign currency transactions	4.66		3.75	(9.10)	5.16	2.85	(25.51)
Total from investment operations	4.49		3.65	(9.15)	5.05	2.82	(25.31)

Dividends from net investment income	—		—	—	—	(0.03)	(0.22)

Net increase (decrease) in net asset value	4.49		3.65	(9.15)	5.05	2.79	(25.53)
Net asset value at end of period	$33.79		$29.30	$25.65	$34.80	$29.75	$26.96

Total return (%)	15.3		14.2	(26.3)	17.0	10.5	(48.2)

Ratios:
Operating expenses to average net assets (%)	1.10	*	1.10	1.05	1.03	1.02	0.97
Dividends and interest on short positions to average net assets (%)	0.80	*	0.24	—	—	0.21	0.39
Total expenses to average net assets (%)	1.90	*	1.34	1.05	1.03	1.23	1.36

Net investment income (loss) to average net assets (%)	(1.01)	*	(0.37)	(0.15)	(0.36)	(0.10)	0.44
Portfolio turnover (%)	280	*(c)	360	496	363	464	504	(d)
Net assets at end of period (in thousands) ($)	1,480,893		1,441,596	1,718,500	3,262,455	3,640,297	4,178,899

(a) Net investment income (loss) per share excluding all related short sale income and
expenses ($)	(0.03)		(0.04)	(0.05)	(0.11)	0.03	0.32

(b)

Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)

Includes short sale transactions.

(d)

Portfolio turnover excludes the impact of assets resulting from a merger with the CGM Capital Development Fund.

*

Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2013

(unaudited)

1.

Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2013 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,463,340,300	$ —	$ —

Debt Securities
Repurchase Agreement	—	10,480,000	—
Total	$1,463,340,300	$ 10,480,000	$ —

Shorts:
Debt Securities
United States Treasury	—	$401,554,760	—
Total	$ —	$401,554,760	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$162,029,272

The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2013 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,311,791,028	$177,872,006	$(15,842,734)	$162,029,272

For the year ended December 31, 2012, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$55,137,711	$ —	$1,439,456,236	2016
	—	—	1,572,159,776	2017
Total	$55,137,711	$ —	$3,011,616,012

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2013 was $248,437,000 and the value of cash held in a segregated account, a portion of which may have been restricted at June 30, 2013, was $427,721,051.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

H.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. government or agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2013, the Fund had investments in repurchase agreements with a gross value of $10,480,000 on the Statement of Assets and Liabilities, which was not offset. The value of the related collateral consisting of cash and/or securities of $10,692,175 exceeded the value of the repurchase agreements at June 30, 2013 by $212,175.

I.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2013, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,599,641,903 and $2,763,834,517, respectively. Short sales and buys to cover for U.S. treasury bonds for the period ended June 30, 2013 were $144,968,750 and $0, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2013, the Fund incurred management fees of $7,247,198, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $267,065, for the period ended June 30, 2013, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

administrative, accounting, compliance, and other services to the Fund, including $189,720 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2013, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 11, 2013. There were no borrowings under the line of credit during the period ended June 30, 2013.

7.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

8.

Recent accounting pronouncement — On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. This final standard modifies the criteria used in defining an investment company under GAAP. It also sets forth certain measurement and disclosure requirements. The requirements of the FASB’s final standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosure, if any.

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2013 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2013, the Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other capital appreciation funds provided by Lipper, Inc., an independent provider of investment company data. The Board noted the poor performance of the Fund for the one year, three-year, and five-year periods ended December 31, 2012. However, the Board noted the strong performance of the Fund for the ten-year period ended December 31, 2012 and that for such ten-year period the Fund (a) ranked in the ninth percentile of the Lipper Capital Appreciation Fund Universe, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including seeking to take advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth. While bearing in mind the limited weight that should be given to short-term measures of performance especially in view of CGM’s longer term approach, the Board noted that the Fund ranked in the first percentile of the Lipper Capital Appreciation Fund Universe for the quarter ended December 31, 2012 and ranked in the fifth percentile of the Lipper Capital Appreciation Fund Universe for the quarter ended March 31, 2013.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and other client accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2012, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of mutual funds included in the Lipper peer group. The Board noted that the advisory fee paid by the Fund was above the median for the mutual funds included in the Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 to June 30, 2013.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During Period* 01/01/13 – 06/30/13
Actual	$1,000.00	$1,153.20	$10.14
Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$ 9.49

*

Expenses are equal to the Fund’s annualized expense ratio of 1.90%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR213

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2013, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: August 20, 2013

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: August 20, 2013